Earnings Per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Common Share

4.	Earnings Per Common Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to Aetna by the weighted average number of common shares outstanding during the reporting period.  Diluted EPS is computed in a similar manner, except that the weighted average number of common shares outstanding is adjusted for the dilutive effects of our outstanding stock-based compensation awards, but only if the effect is dilutive.

The computations of basic and diluted EPS for 2014, 2013 and 2012 are as follows:

(Millions, except per common share data)	2014	2013	2012
Net income attributable to Aetna	$2,040.8	$1,913.6	$1,657.9
Weighted average shares used to compute basic EPS	355.5	355.4	340.1
Dilutive effect of outstanding stock-based compensation awards	3.6	3.8	4.9
Weighted average shares used to compute diluted EPS	359.1	359.2	345.0
Basic EPS	$5.74	$5.38	$4.87
Diluted EPS	$5.68	$5.33	$4.81

The stock-based compensation awards excluded from the calculation of diluted EPS for 2014, 2013 and 2012 are as follows:

(Millions)	2014	2013	2012
Stock appreciation rights (“SARs”) (1)	.3	1.7	8.3
Other stock-based compensation awards (2)	1.2	1.8	.7

(1)	SARs are excluded from the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).

(2)
Performance stock units ("PSUs"), certain market stock units ("MSUs") with performance conditions, and performance stock appreciation rights ("PSARs") are excluded from the calculation of diluted EPS if all necessary performance conditions have not been satisfied at the end of the reporting period (refer to Note 12 beginning on page 117 for additional information about PSARs).

All outstanding stock options were included in the calculation of diluted EPS for 2014 and 2013, and the stock options not included in the calculation of diluted EPS for 2012 were not material.

In connection with the May 7, 2013 acquisition of Coventry, we issued approximately 52.2 million Aetna common shares in exchange for all the outstanding shares of Coventry common stock. Those Aetna common shares were outstanding, net of any subsequent share repurchases, and included in the calculation of weighted average shares used to compute basic EPS for the entire year ended December 31, 2014 and from the Acquisition Date through December 31, 2013 for the year ended December 31, 2013, and weighted accordingly.